Label	Element	Value
MFS® Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 28, 2019. MFS® Emerging Markets Debt Local Currency Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Emerging Markets Debt Local Currency Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, the following is added after the sub-section entitled "Credit Risk" under the sub-heading entitled "Principal Risks" under the main heading entitled "Summary of Key Information":

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.